Financial instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
FVTPL	$ 9,906	$ 13,672
Financial Assets at amortized cost	90,255	56,673
Financial Liabilities at amortized cost	11,320	3,866
Cash and cash equivalents
Financial instruments
Financial Assets at amortized cost	71,098	40,672
Amounts receivable (excluding sales taxes and prepayments)
Financial instruments
Financial Assets at amortized cost	8,061	6,313
Other financial assets
Financial instruments
FVTPL	9,906	13,672
Loans receivable
Financial instruments
Financial Assets at amortized cost	11,096	9,688
Amounts payable and other liabilities
Financial instruments
Financial Liabilities at amortized cost	$ 11,320	$ 3,866